Share-based Compensation - Compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 2,378,689	¥ 2,053,165	¥ 1,101,356
Research and development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	1,552,421	1,333,710	741,793
Selling, general and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	779,637	674,610	332,850
Cost of sales
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 46,631	¥ 44,845	¥ 26,713